INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 62,665,698		$ 76,215,127
Cumulative distributions from operating limited partnerships	(516,294)		(631,103)
Cumulative impairment loss in investments in operating limited partnerships	(38,300,568)		(45,260,615)
Cumulative losses from operating limited partnerships	(23,848,836)		(30,323,409)
Real Estate Investment Property, Net, Total	0		0
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(12,838,449)		(13,981,780)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	38,300,568		45,260,615
Other	384,697		365,857
Equity per operating limited partnerships' combined financial statements	25,795,625	$ 25,795,625	31,593,501	$ 31,593,501
Series 47 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	12,363,803		18,281,713
Cumulative distributions from operating limited partnerships	(166,080)		(181,171)
Cumulative impairment loss in investments in operating limited partnerships	(8,724,000)		(12,005,556)
Cumulative losses from operating limited partnerships	(3,473,723)		(6,094,986)
Real Estate Investment Property, Net, Total	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(750,844)		(1,968,815)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	8,724,000		12,005,556
Other	(126,004)		(128,706)
Equity per operating limited partnerships' combined financial statements	7,847,152	7,847,152	9,908,035	9,908,035
Series 48 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,528,822		12,641,817
Cumulative distributions from operating limited partnerships	(61,020)		(156,968)
Cumulative impairment loss in investments in operating limited partnerships	(2,854,185)		(6,247,466)
Cumulative losses from operating limited partnerships	(2,613,617)		(6,237,383)
Real Estate Investment Property, Net, Total	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,002,710)		(1,622,844)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,854,185		6,247,466
Other	(50,367)		(97,191)
Equity per operating limited partnerships' combined financial statements	1,801,108	1,801,108	4,527,431	4,527,431
Series 49 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	44,773,073		45,291,597
Cumulative distributions from operating limited partnerships	(289,194)		(292,964)
Cumulative impairment loss in investments in operating limited partnerships	(26,722,383)		(27,007,593)
Cumulative losses from operating limited partnerships	(17,761,496)		(17,991,040)
Real Estate Investment Property, Net, Total	0		0
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,084,895)		(10,390,121)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	26,722,383		27,007,593
Other	561,068		591,754
Equity per operating limited partnerships' combined financial statements	$ 16,147,365	$ 16,147,365	$ 17,158,035	$ 17,158,035